Significant Production and Growth Asset Acquisitions (Tables) - Tellurian Inc [member]	12 Months Ended
Dec. 31, 2024
Disclosure Of Significant Production And Growth Asset Acquisitions [Line Items]
Summary of assets acquired and liabilities assumed
The assets and liabilities acquired as at the date of the acquisition inclusive of transaction costs are:

US$m

Cash and cash equivalents	24
Receivables	32
Other financial assets	6
Property, plant and equipment	1,367
Intangible assets	6
Lease assets	172
Other assets	62
Payables	(46)
Other financial liabilities	(56)
Provisions	(152)
Tax payable	(2)
Lease liabilities	(178)
Interest-bearing liabilities	(169)

Fair value of net identifiable assets on acquisition	1,066

Acquisition cost	US$m

Cash paid for shares	876
Loan facility	146
Payments for employee related awards	32
Transaction costs	12

Total acquisition cost	1,066

Summary of cash flows on acquisition

Analysis of cash flows on acquisition	US$m

Acquisition cost	(1,066)
Cash and cash equivalent acquired	24

Net cash flow on acquisition	(1,042)